Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 12 Income Taxes

Income tax expense (benefit) for the years ended December 31 is as follows:

(Dollars in thousands)	2011	2010	2009
Current:
Federal	$0	(3,956)	(4,551)
State	0	(1,764)	1,460

Total current	0	(5,720)	(3,091)

Deferred:
Federal	(4,010)	(2,773)	(1,213)
State	(873)	(1,781)	(1,303)

Total deferred	(4,883)	(4,554)	(2,516)

Change in valuation allowance	4,883	16,597	0

Income tax expense (benefit)	$0	6,323	(5,607)

The reasons for the difference between expected income tax benefit utilizing the federal corporate tax rate of 34% for 2011 and 2010, and 35% for 2009 and the actual income tax expense are as follows:

(Dollars in thousands)	2011	2010	2009
Expected federal income tax benefit	$(3,929)	(7,703)	(5,741)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	(645)	(2,474)	170
Tax exempt interest	(123)	(133)	(235)
Increase in valuation allowance	4,883	16,597	0
Other, net	(186)	36	199

Income tax expense (benefit)	$0	6,323	(5,607)

A reconciliation of the change in the gross amount, before related tax effects, of unrecognized tax benefits for 2011 and 2010 is as follows:

(Dollars in thousands)	2011	2010
Balance at January 1	$0	2,210
Settlement of tax position	0	(2,210)

Balance at December 31	$0	0

There were no unrecognized tax benefits for 2011. The $2.2 million decrease in unrecognized tax benefits during 2010 relates to the tax benefits recorded as a result of a favorable Minnesota Supreme Court tax ruling in 2010, which reversed an unfavorable tax court ruling from 2009. Of the $2.2 million benefit recorded in 2010, $1.4 million affected the effective tax rate as the remaining $0.8 million related to the federal tax impact of the state tax benefit. The Company also recognized a $0.7 million reduction in other operating expenses in the 2010 consolidated financial statements to reflect the reversal of the accrued interest that had been recorded on the previously unrecognized tax benefits. The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowances for loan and real estate losses	$12,401	9,088
Deferred compensation costs	322	314
Deferred ESOP loan asset	702	682
Restricted stock expense	130	164
Nonaccruing loan interest	416	84
Federal net operating loss carry forward	5,936	5,043
State net operating loss carry forward	3,301	3,295
Other	162	88

Total gross deferred tax assets	23,370	18,758
Deferred tax liabilities:
Net unrealized gain on securities available for sale	328	356
Deferred loan fees and costs	317	263
Premises and equipment basis difference	407	636
Originated mortgage servicing rights	607	648
Other	231	258

Total gross deferred tax liabilities	1,890	2,161

Net deferred tax assets	21,480	16,597
Valuation allowance	(21,480)	(16,597)

Deferred tax assets, net of valuation allowance	$0	0

The Company has cumulative federal net operating loss carryforwards of $19.6 million at December 31, 2011 that expire beginning in 2029. The Company also has state net operating loss carryforwards of $36.7 million at December 31, 2011 that expire beginning in 2023.

Retained earnings at December 31, 2011 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the ability to implement tax planning strategies to accelerate taxable income recognition and the probability that taxable income will be generated in future periods. Negative evidence includes the Company’s cumulative loss in the prior three year period, continued operating losses in 2011 and the general business and economic trends. Based upon this evaluation, the Company determined that a full valuation allowance was required with respect to the net deferred tax assets at December 31, 2011.